HIGHLAND HEALTHCARE FUND
AN INVESTMENT PORTFOLIO OF HIGHLAND FUNDS I
Supplement dated October 30, 2009
To Class A and C Shares Prospectus dated December 23, 2008
Highland Healthcare Fund
Management—Portfolio Managers
Effective November 1, 2009, the section “Management of the Funds—Portfolio Managers—Healthcare Fund” starting on page 40 of the Prospectus is hereby amended and restated as follows:
     Healthcare Fund’s portfolio is managed by Brad Means (since inception). The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities issued by Healthcare Fund.
     Brad Means. Mr. Means is a Senior Portfolio Manager at Highland. Prior to joining Highland in May 2004, Mr. Means was a Managing Director in FTI Consulting’s Corporate Finance group where he worked on corporate turnaround, restructuring and bankruptcy advisory engagements. From 1998 to 2001, he was a Director in PricewaterhouseCoopers LLP’s Chairman’s Office and focused on enterprise strategy, venture capital, business development and divestiture initiatives. Prior to his role in the Chairman’s Office, Mr. Means worked in the Strategic Change Consulting and the Assurance & Business Advisory groups of Price Waterhouse serving clients across a broad range of industries including Automotive, Energy, Financials and Industrials. He holds an MBA from the Stanford Graduate School of Business and a BSBA in Finance and Accounting from Creighton University. Mr. Means has earned the right to use the Chartered Financial Analyst designation.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE
HFI PRO SUP AC 10/09

HIGHLAND HEALTHCARE FUND
AN INVESTMENT PORTFOLIO OF HIGHLAND FUNDS I
Supplement dated October 30, 2009
To Class Z Shares Prospectus dated December 23, 2008
Highland Healthcare Fund
Management—Portfolio Managers
Effective November 1, 2009, the section “Management of the Funds—Portfolio Managers—Healthcare Fund” starting on page 37 of the Prospectus is hereby amended and restated as follows:
     Healthcare Fund’s portfolio is managed by Brad Means (since inception). The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities issued by Healthcare Fund.
     Brad Means. Mr. Means is a Senior Portfolio Manager at Highland. Prior to joining Highland in May 2004, Mr. Means was a Managing Director in FTI Consulting’s Corporate Finance group where he worked on corporate turnaround, restructuring and bankruptcy advisory engagements. From 1998 to 2001, he was a Director in PricewaterhouseCoopers LLP’s Chairman’s Office and focused on enterprise strategy, venture capital, business development and divestiture initiatives. Prior to his role in the Chairman’s Office, Mr. Means worked in the Strategic Change Consulting and the Assurance & Business Advisory groups of Price Waterhouse serving clients across a broad range of industries including Automotive, Energy, Financials and Industrials. He holds an MBA from the Stanford Graduate School of Business and a BSBA in Finance and Accounting from Creighton University. Mr. Means has earned the right to use the Chartered Financial Analyst designation.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE
HFI PRO SUP Z 10/09

HIGHLAND LONG/SHORT EQUITY FUND
HIGHLAND HEALTHCARE FUND
EACH AN INVESTMENT PORTFOLIO OF HIGHLAND FUNDS I
Supplement dated October 30, 2009
To Class A, Class C and Class Z Shares
Statement of Additional Information dated December 23, 2008
Highland Long/Short Equity Fund and Highland Healthcare Fund
Management
Effective November 1, 2009, the table captioned “Officers” in the section “Management” starting on page 9 of the Statement of Additional Information is amended and restated as follows:

Term of
Office and
Length of
	Position(s)	Time	Principal Occupation(s)
Name and Age	with Fund	Served	During Past Five Years
Officers

R. Joseph Dougherty (Age 39)	Chairman of the Board, President and Chief Executive Officer	Indefinite Term; Chairman of the Board since inception in 2006; President and Chief Executive Officer since December 2008
Team Leader of the Adviser since 2000, Director/Trustee of the funds in the Highland Fund Complex since 2004 and President and Chief Executive Officer of the funds in the Highland Fund Complex since December 2008; Senior Vice President of Highland Distressed Opportunities, Inc. from September 2006 to June 2009; Senior Vice President of the funds in the Highland Fund Complex from 2004 to December 2008.

M. Jason Blackburn (Age 33)	Treasurer (Principal Accounting Officer), and Secretary	Indefinite Term; Treasurer and Secretary since inception in 2006	Assistant Controller of the Adviser since November 2001 and Treasurer and Secretary of the funds in the Highland Fund Complex.

Michael Colvin (Age 40)	Chief Compliance Officer	Indefinite Term; Chief Compliance Officer since July 2007
General Counsel and Chief Compliance Officer of the Adviser since June 2007 and Chief Compliance Officer of the funds in the Highland Fund Complex since July 2007; Shareholder in the Corporate and Securities Group at Greenberg Traurig, LLP from January 2007 to June 2007; and Partner from January 2003 to January 2007 in the Private Equity Practice Group at Weil, Gotshal & Manges, LLP.

[1]	The Highland Fund Complex consists of all the registered investment companies advised by the Adviser as of the date of this SAI.

[2]	Mr. Dougherty is deemed to be an “interested person” of the Fund under the 1940 Act because of his position with the Adviser.
HFI SAI SUP 10/09

Highland Healthcare Fund
Information Regarding Portfolio Managers
Effective November 1, 2009, the information regarding Healthcare Fund in the section “Information Regarding Portfolio Managers” starting on page 16 of the Statement of Additional Information is amended and restated as follows:
     The portfolio manager of Healthcare Fund is Brad Means. The following table provides information about funds and accounts, other than Healthcare Fund, for which the portfolio manager is primarily responsible for the day-to-day portfolio management:
As of August 31, 2008, Brad Means managed the following client accounts:

			# of Accounts	Total Assets with
	Total		Managed with	Performance-
	# of	Total	Performance-	Based
	Accounts	Assets	Based	Advisory Fee
Type of Accounts	Managed	(millions)	Advisory Fee	(millions)
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	0	0	0	0
Effective November 1, 2009, the second table in the section “Information Regarding Portfolio Managers—Ownership of Securities” on page 18 of the Statement of Additional Information is amended and restated to provide the following information for Brad Means as of August 31, 2008:

Dollar Range of Healthcare Fund Equity Securities Beneficially Owned
Name of Portfolio Manager	by Portfolio Manager
Brad Means	None
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE
HFI SAI SUP 10/09